Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Prepayments of Flight Equipment	Movements in prepayments on flight equipment during the years ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31,
	2022	2021
Prepayments on flight equipment at beginning of period	$4,586,848	$2,111,659
GECAS Transaction	—	2,990,414
Prepayments and additions during the period, net	244,937	136,655
Interest paid and capitalized during the period	104,191	30,827
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,129,374)	(682,707)
Prepayments on flight equipment at end of period	$3,806,602	$4,586,848

Unrecorded Unconditional Purchase Obligations Disclosure
The following table presents our contractual commitments for the purchase of flight equipment as of December 31, 2022:

	2023	2024	2025	2026	2027	Thereafter	Total
	(U.S. Dollars in millions)
Purchase obligations (a)	$6,821.9	$7,302.3	$5,725.0	$3,367.9	$835.0	$—	$24,052.1
(a)As of December 31, 2022, we had commitments to purchase 435 aircraft (including 17 purchase and leaseback transactions and excluding aircraft for which we have cancellation rights that we expect to exercise), 47 engines, 18 helicopters and other commitments through 2027. The timing of our purchase obligations is based on current estimates and incorporates expected delivery delays into the table above. In addition, we have the right to reschedule the delivery dates of certain of our aircraft to future dates.